Non-Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Non-Operating Expenses [Abstract]
Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Foreign exchange losses	4,041	1,279
Impairment loss on crypto assets	323	-
Loss on remeasurement of previously held equity interest	320	-
Derecognition of WECAN tokens upon consolidation of Wecan	239	-
Unrealized loss on investment	91	-
Financial charges	189	198
Interest expense	14	40
Other components of defined benefit plans	25	-
Other	24	-
Total non-operating expenses	5,266	1,517